UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Sustainable Global Thematic Fund

Portfolio of Investments

April 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.8%
Health Care - 19.4%
Biotechnology - 1.1%
Foundation Medicine, Inc. (a)(b)	69,596	$5,313,655
Regeneron Pharmaceuticals, Inc. (a)	17,767	5,395,482

		10,709,137

Health Care Equipment & Supplies - 7.4%
Abbott Laboratories	360,300	20,944,239
Danaher Corp.	181,973	18,255,531
Essilor International Cie Generale d’Optique SA (b)	115,013	15,709,468
West Pharmaceutical Services, Inc.	186,093	16,415,264

		71,324,502

Health Care Providers & Services - 4.0%
Apollo Hospitals Enterprise Ltd.	1,048,600	17,093,010
UnitedHealth Group, Inc.	88,957	21,029,435

		38,122,445

Life Sciences Tools & Services - 5.2%
Bio-Rad Laboratories, Inc.-Class A (a)	75,400	19,129,734
Bruker Corp.	506,794	14,965,627
ICON PLC (a)	140,190	16,490,549

		50,585,910

Pharmaceuticals - 1.7%
Roche Holding AG	55,551	12,342,730
Vectura Group PLC (a)	3,530,270	3,946,418

		16,289,148

		187,031,142

Financials - 19.2%
Banks - 5.7%
Bank Mandiri Persero Tbk PT	20,899,500	10,586,733
Credicorp Ltd.	74,360	17,287,956
HDFC Bank Ltd.	327,450	9,866,921
Svenska Handelsbanken AB-Class A	749,600	8,359,732
Swedbank AB-Class A	380,900	8,274,393

		54,375,735

Capital Markets - 6.3%
Charles Schwab Corp. (The)	366,155	20,387,510
MSCI, Inc.-Class A	154,930	23,213,162
Partners Group Holding AG	23,514	17,150,408

		60,751,080

Consumer Finance - 1.4%
Bharat Financial Inclusion Ltd. (a)	783,238	13,563,221

Insurance - 3.4%
AIA Group Ltd.	2,308,000	20,627,051
Prudential PLC	472,050	12,138,305

		32,765,356

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 2.4%
Housing Development Finance Corp. Ltd.	809,163	$22,752,828

		184,208,220

Industrials - 14.3%
Aerospace & Defense - 2.4%
Hexcel Corp.	344,339	22,888,214

Building Products - 3.8%
Cie de Saint-Gobain	253,540	13,265,470
Kingspan Group PLC	524,305	23,743,145

		37,008,615

Commercial Services & Supplies - 1.5%
China Everbright International Ltd.	10,343,000	14,507,654

Electrical Equipment - 2.8%
Schneider Electric SE (Paris)	199,220	18,058,173
Vestas Wind Systems A/S	142,840	9,240,578

		27,298,751

Industrial Conglomerates - 1.6%
Siemens AG (REG)	122,404	15,544,677

Machinery - 2.2%
Xylem, Inc./NY	283,688	20,680,855

		137,928,766

Information Technology - 14.1%
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd. (a)	806,200	10,480,600

Internet Software & Services - 3.5%
Alphabet, Inc.-Class C (a)	16,241	16,522,456
Tencent Holdings Ltd.	351,600	17,285,670

		33,808,126

IT Services - 2.2%
Visa, Inc.-Class A	166,405	21,113,467

Semiconductors & Semiconductor Equipment - 4.3%
ams AG	183,175	15,107,711
Infineon Technologies AG	520,323	13,323,233
NVIDIA Corp.	57,859	13,012,489

		41,443,433

Software - 2.0%
Microsoft Corp.	210,760	19,710,275

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	57,569	9,513,853

		136,069,754

Consumer Discretionary - 6.9%
Auto Components - 4.1%
Aptiv PLC	202,602	17,136,077
Delphi Technologies PLC	252,170	12,207,550
Valeo SA	144,260	9,645,110

		38,988,737

Company	Shares	U.S. $ Value
Diversified Consumer Services - 1.3%
Bright Horizons Family Solutions, Inc. (a)	131,220	$12,450,154

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	9,257	14,497,665

		65,936,556

Utilities - 6.8%
Multi-Utilities - 1.2%
Suez	768,870	11,088,327

Water Utilities - 5.6%
American Water Works Co., Inc.	244,711	21,187,078
Aqua America, Inc.	370,990	13,040,299
Beijing Enterprises Water Group Ltd.	18,358,000	10,658,329
Cia de Saneamento Basico do Estado de Sao Paulo	938,000	9,414,273

		54,299,979

		65,388,306

Consumer Staples - 5.0%
Food Products - 3.2%
Kerry Group PLC-Class A	134,190	13,693,039
Nestle SA (REG)	219,425	16,998,871

		30,691,910

Household Products - 1.8%
Unicharm Corp.	612,200	17,211,288

		47,903,198

Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
SBA Communications Corp. (a)	82,790	13,265,442

Real Estate Management & Development - 1.3%
SM Prime Holdings, Inc.	19,700,800	12,982,974

		26,248,416

Materials - 2.4%
Chemicals - 2.4%
Ecolab, Inc.	156,799	22,699,791

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Telekomunikasi Indonesia Persero Tbk PT	34,516,000	9,418,533

Total Common Stocks (cost $686,161,036)		882,832,682

Company	Shares	U.S. $ Value
WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA, expiring 7/14/18 (a)(c)(d)(e) (cost $0)	3,143,420	$0

SHORT-TERM INVESTMENTS - 7.8%
Investment Companies - 7.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (f)(g)(h) (cost $74,754,629)	74,754,629	74,754,629

Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $760,915,665)		957,587,311

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.51% (f)(g)(h) (cost $18,563,615)	18,563,615	18,563,615

Total Investments - 101.5% (cost $779,479,280) (i)		976,150,926
Other assets less liabilities - (1.5)%		(14,794,384)

Net Assets - 100.0%		$961,356,542

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	6,772	USD	1,945	5/03/18	$12,272
Bank of America, NA	BRL	3,872	USD	1,100	6/04/18	(1,472)
Bank of America, NA	USD	3,701	GBP	2,649	6/19/18	(46,133)
Bank of America, NA	USD	3,864	EUR	3,183	6/19/18	(6,037)
Bank of America, NA	USD	2,050	BRL	6,772	5/03/18	(116,857)
Bank of America, NA	USD	8,166	ZAR	98,241	6/19/18	(333,301)
Barclays Bank PLC	PHP	568,785	USD	10,769	5/30/18	(226,731)
Barclays Bank PLC	BRL	6,772	USD	2,045	5/03/18	111,411
Barclays Bank PLC	USD	1,945	BRL	6,772	5/03/18	(12,272)
Barclays Bank PLC	USD	1,600	NOK	12,435	6/19/18	(47,136)
Barclays Bank PLC	USD	18,146	CAD	23,325	6/19/18	41,341
Barclays Bank PLC	USD	36,223	GBP	25,989	6/19/18	(361,985)
Barclays Bank PLC	USD	2,894	MXN	54,520	6/19/18	(139)
Barclays Bank PLC	USD	3,642	RUB	225,797	5/17/18	(62,428)
BNP Paribas SA	INR	187,513	USD	2,791	5/17/18	(25,294)
Citibank, NA	SEK	9,924	USD	1,260	6/19/18	122,489
Citibank, NA	GBP	1,033	USD	1,461	6/19/18	35,779
Citibank, NA	USD	9,771	CAD	12,599	6/19/18	52,357
Citibank, NA	USD	20,031	AUD	25,535	6/19/18	(804,433)
Citibank, NA	USD	13,319	TWD	386,505	6/07/18	(234,158)
Citibank, NA	USD	16,992	KRW	18,068,797	7/26/18	(77,534)
Credit Suisse International	EUR	23,655	USD	29,359	6/19/18	691,663

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	CHF	20,854	USD	22,155	6/19/18	$1,025,831
Deutsche Bank AG	USD	2,110	CHF	2,064	6/19/18	(18,670)
Goldman Sachs Bank USA	EUR	4,692	USD	5,897	6/19/18	210,402
Goldman Sachs Bank USA	USD	1,294	AUD	1,711	6/19/18	(5,609)
Goldman Sachs Bank USA	USD	2,526	JPY	275,077	6/19/18	(1,136)
JPMorgan Chase Bank, NA	USD	4,745	JPY	499,508	6/19/18	(160,918)
Morgan Stanley & Co., Inc.	SEK	82,716	USD	10,079	6/19/18	598,393
Morgan Stanley & Co., Inc.	USD	2,333	SEK	19,069	6/19/18	(147,587)
Morgan Stanley & Co., Inc.	USD	53,888	JPY	5,721,424	6/19/18	(1,381,849)
Royal Bank of Scotland PLC	PEN	52,755	USD	16,281	6/21/18	87,976
Standard Chartered Bank	INR	3,430,154	USD	52,232	5/17/18	713,956
Standard Chartered Bank	CNY	51,664	USD	8,167	7/19/18	31,490
Standard Chartered Bank	USD	2,146	EUR	1,732	6/19/18	(46,748)
Standard Chartered Bank	USD	1,461	INR	95,935	5/17/18	(19,712)
State Street Bank & Trust Co.	HKD	68,411	USD	8,727	6/19/18	707
UBS AG	EUR	15,555	USD	19,007	6/19/18	155,658
UBS AG	CHF	3,345	USD	3,393	6/19/18	4,215

						$(242,199)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	As of April 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $226,796,048 and gross unrealized depreciation of investments was $(30,366,600), resulting in net unrealized appreciation of $196,429,448.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble

SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN*

April 30, 2018 (unaudited)

46.1%	United States
7.1%	France
6.6%	India
4.9%	Switzerland
4.4%	China
3.9%	Ireland
3.0%	Germany
2.2%	Hong Kong
2.1%	Indonesia
1.8%	Peru
1.8%	Japan
1.7%	Sweden
1.7%	United Kingdom
4.9%	Other
7.8%	Short-Term

100.0%	Total Investments

*	All data are as of April 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Austria, Brazil, Denmark, Norway and Philippines.

AB Sustainable Global Thematic Fund

April 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Health Care	$141,885,934		$45,145,208		$	– 0	–	$187,031,142
Financials	60,888,628		123,319,592			– 0	–	184,208,220
Industrials	67,312,214		70,616,552			– 0	–	137,928,766
Information Technology	90,353,140		45,716,614			– 0	–	136,069,754
Consumer Discretionary	56,291,446		9,645,110			– 0	–	65,936,556
Utilities	43,641,650		21,746,656			– 0	–	65,388,306
Consumer Staples	13,693,039		34,210,159			– 0	–	47,903,198
Real Estate	13,265,442		12,982,974			– 0	–	26,248,416
Materials	22,699,791		– 0	–		– 0	–	22,699,791
Telecommunication Services	– 0	–	9,418,533			– 0	–	9,418,533
Warrants	– 0	–	– 0	–		– 0	–(a)	– 0	–
Short-Term Investments	74,754,629		– 0	–		– 0	–	74,754,629
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	18,563,615		– 0	–		– 0	–	18,563,615

Total Investments in Securities	603,349,528		372,801,398	(b)		– 0	–	976,150,926
Other Financial Instruments (c):
Assets:
Forward Currency Exchange Contracts	– 0	–	3,895,940			– 0	–	3,895,940
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,138,139)			– 0	–	(4,138,139)

Total (d)	$603,349,528		$372,559,199		$	– 0	–	$975,908,727

(a)	The Fund held securities with zero market value at period end.
(b)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(d)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants(a)			Total
Balance as of 7/31/17	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 4/30/18	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 4/30/18	$	– 0	–	$	– 0	–

(a)	The Fund held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2018 is as follows:

Fund	Market Value 7/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$52,792	$197,951	$175,988	$74,755	$537
Government Money Market Portfolio*	8,234	126,271	115,941	18,564	53

Total	$61,026	$324,222	$291,929	$93,319	$590

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable Global Thematic Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2018